Details of Significant Accounts - Leasing arrangements, movements of right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	$ 620	$ 319
Additions	213	678
Depreciation expense	(456)	(389)	$ (306)
Net exchange differences	(54)	12
Closing net book amount	323	620	319
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	1,047	776
Derecognition	(137)	(432)
Closing net book amount	1,017	1,047	776
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	(427)	(457)
Derecognition	137	432
Closing net book amount	(694)	(427)	(457)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	521	319
Additions	137	530
Depreciation expense	(361)	(339)
Net exchange differences	(45)	11
Closing net book amount	252	521	319
Buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	898	776
Derecognition	(137)	(432)
Closing net book amount	809	898	776
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	(377)	(457)
Derecognition	137	432
Closing net book amount	(557)	(377)	$ (457)
Business vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	99
Additions	76	148
Depreciation expense	(95)	(50)
Net exchange differences	(9)	1
Closing net book amount	71	99
Business vehicles | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	149
Closing net book amount	208	149
Business vehicles | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	(50)
Closing net book amount	$ (137)	$ (50)